Summary of Property, Plant and Equipment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance	$ 147,134	$ 128,257
Additions	15,027	180,739
Depreciation	(11,180)	(31,768)
Disposals		(65,016)
Foreign currency translation change	(17,545)	(65,078)
Balance	133,436	147,134
Right of use asset [member]
IfrsStatementLineItems [Line Items]
Balance	17,385	39,809
Additions
Depreciation	(1,292)	(6,920)
Disposals
Foreign currency translation change	(2,571)	(15,504)
Balance	13,522	17,385
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Balance	23,341	68,255
Additions
Depreciation	(1,118)	(12,355)
Disposals
Foreign currency translation change	(5,210)	(32,559)
Balance	17,013	23,341
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Balance	106,408	20,193
Additions	15,027	180,739
Depreciation	(8,770)	(12,493)
Disposals		(65,016)
Foreign currency translation change	(9,764)	(17,015)
Balance	$ 102,901	$ 106,408